Note 14 - Reportable Business Segments	3 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
14.	REPORTABLE BUSINESS SEGMENTS

Just Energy’s reportable segments include the following: Consumer Energy and Commercial Energy. Just Energy has aggregated the operating segments into these reportable segments on the basis that the operating segments share economic characteristics. These characteristics include the nature of the product and services sold, the distribution methods, and the type of customer class and regulatory environment. The Consumer Energy segment includes cash and cash equivalents, as well as the long-term debt.

Transactions between operating segments are in the normal course of operations and are recorded at the exchange amount. Allocations made between segments for shared assets or allocated expenses are based on the number of customers in the respective segments.

Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss and is measured consistently with operating profit or loss in the consolidated financial statements. Just Energy is not
considered to have any key customers.

Corporate and Shared Services report the costs related to management oversight of the business units, public reporting and filings, corporate governance and other shared services functions.

For the
three
months ended
June 30, 2018

	Consumer division	Commercial division	Corporate and shared services division	Consolidated

Sales	$542,178	$334,279	$-	$876,457
Gross margin	118,765	34,767	-	153,532
Administrative expenses	20,147	9,511	26,024	55,682
Selling and marketing expenses	33,689	16,85	-	50,543
Depreciation of property, plant and equipment	853	45	-	898
Amortization of intangible assets	4,003	342	-	4,345
Other operating expenses	20,409	2,166	-	22,575
Operating profit (loss) for the period	$39,664	$5,849	$(26,024)	19,489
Finance costs				(16,340)
Change in fair value of derivative instruments and other				(36,556)
Other expenses				(55)
Provision for income taxes				(7,961)
Loss for the period			$-	(41,423)
Capital expenditures	$9,181	$674	$-	9,855
Total goodwill	$148,375	$157,018	$-	305,393
Total assets	$1,222,492	$404,308	$-	1,626,800
Total liabilities	$1,216,190	$223,600	$-	1,439,790

For the
three
months ended
June 30, 2017

	Consumer division	Commercial division	Corporate and shared services division	Consolidated

Sales	$486,766	$360,940	$-	847,706
Gross margin	115,507	42,056	-	157,563
Administrative expenses	15,244	7,965	25,422	48,631
Selling and marketing expenses	38,989	19,087	-	58,076
Depreciation of property, plant and equipment	949	48	-	997
Amortization of intangible assets	3,273	187	-	3,460
Other operating expenses	27,863	2,656	-	30,519
Operating profit (loss) for the period	$29,189	$12,113	$(25,422)	15,880
Finance costs				(11,990)
Change in fair value of derivative instruments and other				110,617
Other income				1,599
Provision for income taxes				(6,797)
Profit for the period			$-	109,309
Capital expenditures	$5,357	$2,639	$-	7,996
Total goodwill	$145,177	$150,507	$-	295,684
Total assets	$968,470	$302,566	$-	1,271,036
Total liabilities	$1,089,751	$251,104	$-	1,340,855

Sales from external customers

The revenue is based on the location of the customer.

	For the three months June 30, 2018	For the three months June 30, 2017
Canada	$89,228	$83,379
United States	613,289	634,512
International	173,940	129,815
Total	$876,457	$847,706

Non-current assets

Non-current assets by geographic segment consist of property, plant and equipment and intangible assets and are summarized as follows:

	As at June 30, 2018	As at March 31, 2018
Canada	$207,036	$201,985
United States	214,359	207,147
International	13,955	11,687
Total	$435,350	$420,819